Contract assets (Details Narrative) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract assets,includes leases	R$ 276,893	R$ 276,893
foreign currency exchange effects in the contract asset	300,792	238,330	R$ 233,251
Construction margin	98,402	86,477	R$ 65,172
Contracts assets	R$ 67,714	R$ 33,136